Schedule of consolidated statement of operations and comprehensive loss (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Revenues:
Total revenues		$ 2,730,597	$ 2,647,039	$ 5,200,138
Cost of goods sold		1,909,324	1,632,280	3,157,996
Gross profit		821,273	1,014,759	2,042,142
Operating expenses
Personnel expenses		670,783	578,649
Consulting fees		2,934,611	574,659
General and administrative expenses		887,177	680,818
Sales and marketing expenses		253,704	209,118
Amortization of operating right of use asset		137,557	138,728
Depreciation expenses		2,530	5,195	9,467
Total operating expenses		4,886,362	2,187,167
Loss from operations		(4,065,089)	(1,172,408)
Other income (expenses):
IPO related-expenses		(300,000)	(300,000)	(600,000)
Unrealized gain from marketable securities			77,681
Other income, net		985
Unrealized loss on change in fair value of digital assets		(4,654,481)
Gain on change in fair value of convertible notes		3,086,079
Amortization of debt discount
Interest income		85,699	129,292	215,586
Interest expense		(1,199,186)	(74,256)	(114,006)
Total net other expenses, net		(2,980,904)	(167,283)
Loss before taxes		(7,045,993)	(1,339,691)	$ (349,227)
Income tax expense			340,351
Net loss		(7,045,993)	(1,680,042)
Foreign currency adjustment		(29,047)	70,386
Comprehensive loss		$ (7,075,040)	$ (1,609,656)
Basic loss per share on net loss		$ (12.13)	$ (5.45)
Diluted loss per share on net loss		$ (12.13)	$ (5.45)
Weighted average shares outstanding - basic		580,861	308,151
Weighted average shares outstanding - diluted		580,861	308,151
Merchandise Revenue [Member]
Revenues:
Total revenues		$ 2,730,597	$ 2,647,039
Previously Reported [Member]
Revenues:
Total revenues		2,730,597
Cost of goods sold		1,682,237
Gross profit		1,048,360
Operating expenses
Personnel expenses		670,783
Consulting fees		2,934,611
General and administrative expenses		1,114,264
Sales and marketing expenses		253,704
Amortization of operating right of use asset		137,557
Depreciation expenses		2,530
Total operating expenses		5,113,449
Loss from operations		(4,065,089)
Other income (expenses):
IPO related-expenses		(300,000)
Unrealized gain from marketable securities
Other income, net		985
Unrealized loss on change in fair value of digital assets		(4,654,481)
Gain on change in fair value of convertible notes
Amortization of debt discount		(263,315)
Interest income		85,699
Interest expense		(674,034)
Total net other expenses, net		(5,805,146)
Loss before taxes		(9,870,235)
Income tax expense
Net loss		(9,870,235)
Foreign currency adjustment		(29,047)
Comprehensive loss		$ (9,899,282)
Basic loss per share on net loss		$ (16.99)
Diluted loss per share on net loss		$ (16.99)
Weighted average shares outstanding - basic		580,861
Weighted average shares outstanding - diluted		580,861
Previously Reported [Member] | Merchandise Revenue [Member]
Revenues:
Total revenues		$ 2,730,597
Revision of Prior Period, Reclassification, Adjustment [Member]
Revenues:
Total revenues
Cost of goods sold	[1]	227,087
Gross profit		(227,087)
Operating expenses
Personnel expenses
Consulting fees
General and administrative expenses	[1]	(227,087)
Sales and marketing expenses
Amortization of operating right of use asset
Depreciation expenses
Total operating expenses		(227,087)
Loss from operations
Other income (expenses):
IPO related-expenses
Unrealized gain from marketable securities
Other income, net
Unrealized loss on change in fair value of digital assets
Gain on change in fair value of convertible notes	[2]	3,086,079
Amortization of debt discount	[3]	263,315
Interest income
Interest expense	[4]	(525,152)
Total net other expenses, net		2,824,242
Loss before taxes		2,824,242
Income tax expense
Net loss		2,824,242
Foreign currency adjustment
Comprehensive loss		$ 2,824,242
Basic loss per share on net loss		$ 4.86
Diluted loss per share on net loss		$ 4.86
Weighted average shares outstanding - basic		580,861
Weighted average shares outstanding - diluted		580,861
Revision of Prior Period, Reclassification, Adjustment [Member] | Merchandise Revenue [Member]
Revenues:
Total revenues

[1]	Amount related to consignment goods reserve was originally recorded in general and administrative expenses. However, it has been recategorized to cost of goods sold.
[2]	This represents the gain on change in fair value of the convertible notes under the fair value option.
[3]	Debt issuance costs were previously being amortized. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was reversed
[4]	Since the note is carried at fair value and the valuation includes the interest portion, interest does not need to be tracked separately. As a result it has been reversed. Additionally, $978,214 was originally recorded in debt issuance costs. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was recategorized to interest expense.